Other assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
8.	Other assets:

	2014	2013
Equity investment in affiliate(a)	$19,555	$4,299
Restricted cash(b)	13,855	73,855
Intangible assets	2,525	2,695
Capital assets	1,579	471
Other	29,794	25,624

Other assets	$67,308	$106,944

(a)	On March 14, 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which is anticipated to be up to five years. The Company accounts for its 10.8% investment in GCI using the equity method. The investment of $19,555,000 is comprised of the Company’s capital contribution of $21,408,000 (2013—$6,408,000) less its cumulative equity loss on investment of $1,853,000 (2013—$2,109,000).

(b)	Included in this amount is nil (2013—$60,000,000) which was placed in a deposit account over which the former lessor had a first priority interest (note 11(a)(i)).